Note 19 - Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value, Measurement Inputs, Disclosure [Table Text Block]
NOTE 19 - FAIR VALUE MEASUREMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate fair value:

Securities:  The fair values of securities are obtained from a third party who utilizes quoted prices on nationally recognized securities exchanges (Level 1 inputs) or matrix pricing (Level 2 inputs), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

Servicing Rights:  The fair value of SBA servicing rights is obtained from a third party using assumptions provided by the Company. The individual servicing rights are valued individually taking into consideration the original term to maturity, the current age of the loan and the remaining term to maturity. The valuation methodology utilized for the servicing rights begins with projecting future cash flows for each servicing asset, based on its unique characteristics and market-based assumptions for prepayment speeds. The present value of the future cash flows are then calculated utilizing a market-based discount rate assumption. These inputs are generally observable in the marketplace resulting in a Level 2 classification.

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals, broker market opinions or internal evaluations. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Foreclosed Assets:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as foreclosed assets are measured at fair value, less costs to sell. Fair values are generally based on recent real estate appraisals, broker market opinions or internal evaluations. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Adjustments of the carrying amount utilizing this process result in a Level 3 classification.

Assets measured at fair value on a recurring basis are summarized below for the years ending December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities:
US Treasury	$4,067,656	$4,067,656	$0	$0
US Government and federal agency	15,572,588	0	15,572,588	0
Municipals	2,891,420	0	2,891,420	0
Mortgage-backed and collateralized mortgage obligations– residential	12,040,439	0	12,040,439	0
Total	$34,572,103	$4,067,656	$30,504,447	$0

Servicing assets	$76,276	$0	$76,276	$0

December 31, 2010
Available for sale securities:
US Treasury	$1,011,094	$1,011,094	$0	$0
US Government and federal agency	16,908,716	1,000,000	15,908,716	0
Municipals	3,238,294	0	3,238,294	0
Mortgage-backed and collateralized mortgage obligations– residential	15,345,799	0	15,345,799	0
Total	$36,503,903	$2,011,094	$34,492,809	$0

Servicing assets	$38,858	$0	$38,858	$0

During the first quarter of 2011, there was a transfer of two federal agency securities with a fair value of $991,568 at March 31, 2011 from Level 1 to Level 2.  There were no transfers between Level 1 and Level 2 during the last three quarters of 2011 or during all of 2010.

Assets measured at fair value on a non-recurring basis are summarized below for the years ending December 31, 2011 and 2010:

	Total	Significant Unobservable Inputs (Level 3)
December 31, 2011
Impaired loans:
Commercial	$2,390,984	$2,390,984
Commercial Real Estate:
General	867,206	867,206
Construction	988,112	988,112
Consumer:
Lines of credit	47,726	47,726
Other	26,268	26,268
Residential	305,998	305,998
Total	$4,626,294	$4,626,294
Foreclosed assets:
Commercial Real Estate:
General	$1,601,041	$1,601,041
Construction	1,379,158	1,379,158
Residential	281,472	281,472
Total	$3,261,671	$3,261,671

	Total	Significant Unobservable Inputs (Level 3)
December 31, 2010
Impaired loans:
Commercial	$360,718	$360,718
Commercial Real Estate:
General	2,513,079	2,513,079
Construction	753,096	753,096
Consumer:
Lines of credit	88,716	88,716
Other	6,184	6,184
Residential	441,613	441,613
Total	$4,163,406	$4,163,406
Foreclosed assets:
Commercial Real Estate:
General	$1,061,170	$1,061,170
Construction	2,005,831	2,005,831
Residential	163,786	163,786
Total	$3,230,787	$3,230,787

The following two paragraphs describe the impairment charges recognized during the period:

The valuation of impaired loans depends on the anticipated source of repayment.  Most of the Bank’s impaired loans are collateral dependent; only two impairments are measured using the cash flow method.  Collateral dependent impaired loans are measured using the fair value of the collateral. At December 31, 2011, such impaired loans had a recorded investment of $7,528,841, with a valuation allowance of $2,902,547 compared to impaired loans with a recorded investment of $6,226,817 and a valuation allowance of $2,063,411 at December 31, 2010. The fair value of the collateral on the collateral dependent loans were determined using independent appraisals, broker market opinions or internal evaluations which were adjusted for anticipated disposition costs. The impairment charges, recorded to the provision for loan losses, on collateral dependent loans were $871,000 for the year ending December 31, 2011 and $1,565,000 for the year ending December 31, 2010.

At December 31, 2011 and December 31, 2010, foreclosed assets carried a fair value of $3,261,671 and $3,230,787 respectively. During the year ending December 31, 2011, thirty properties included in this total were written down by $1,047,644. There were also nine properties totaling $1,544,993 (at fair value) added to other real estate owned during the year ending December 31, 2011. The fair value of other real estate owned was determined primarily using independent appraisals, broker market opinions or internal evaluations which were adjusted for anticipated disposition costs.

Carrying amount and estimated fair values of financial instruments not previously presented were as follows at year-end:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(in thousands)
Financial assets
Cash and cash equivalents	$8,920	$8,920	$23,640	$23,640
Loans held for sale	5,535	5,940	1,263	1,273
Loans, net (including impaired)	144,359	139,176	160,452	154,484
FHLB stock	451	N/A	480	N/A
Accrued interest receivable	746	746	781	781

Financial liabilities
Deposits	191,545	193,775	219,263	220,711
Federal funds purchased and repurchase agreements	7,815	7,815	7,461	7,461
Subordinated debentures	4,500	2,945	4,500	3,172
Notes payable	5,000	2,500	5,000	2,500
Accrued interest payable	738	738	362	362

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, short-term borrowings, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully.  For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk including consideration for widening credit spreads.  Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values.  Fair value of loans held for sale is based on market quotes.  Fair value of debt is based on current rates for similar financing.  It was not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability. Estimated fair value for other financial instruments and off-balance sheet loan commitments are considered to approximate carrying value.